Penn Series Funds, Inc.
Schedule of Investments — March 31, 2022 (Unaudited)
International Equity Fund
	Number of Shares	Value†
COMMON STOCKS — 93.9%
Canada — 13.6%
Boyd Group Services, Inc.	40,865	$5,412,165
CAE, Inc.*	242,112	6,301,903
Canadian National Railway Co.	100,691	13,507,084
Constellation Software, Inc.	10,157	17,362,324
		42,583,476
China — 1.2%
Yum China Holdings, Inc.	84,516	3,686,539
France — 11.7%
Air Liquide S.A.	54,322	9,503,304
EssilorLuxottica S.A.	28,657	5,241,097
LVMH Moet Hennessy Louis Vuitton S.E.	8,822	6,297,137
Sartorius Stedim Biotech	19,512	7,988,499
Teleperformance	20,009	7,621,394
		36,651,431
India — 3.6%
Tata Consultancy Services Ltd.	227,595	11,185,246
Ireland — 3.5%
Experian PLC	151,930	5,853,199
Flutter Entertainment PLC*	44,166	5,089,892
		10,943,091
Italy — 1.5%
Ferrari N.V.	22,363	4,871,996
Japan — 7.6%
Hoya Corp.	64,086	7,303,105
Keyence Corp.	9,780	4,535,011
Kobe Bussan Co., Ltd.	117,465	3,614,952
Obic Co., Ltd.	56,429	8,451,762
		23,904,830
Luxembourg — 2.0%
Eurofins Scientific S.E.	64,339	6,364,593
Mexico — 1.7%
Wal-Mart de Mexico S.A.B. de C.V.	1,321,879	5,417,112
Netherlands — 7.0%
Adyen N.V.*	2,075	4,109,942
IMCD N.V.	39,583	6,752,561
Wolters Kluwer N.V.	105,088	11,203,057
		22,065,560
South Korea — 2.4%
NAVER Corp.	6,178	1,717,046
Samsung Electronics Co., Ltd.	104,407	5,974,480
		7,691,526
Sweden — 2.4%
Epiroc AB, Class A	346,819	7,418,064
Switzerland — 10.7%
Alcon, Inc.	157,642	12,489,334
Lonza Group AG*	12,025	8,713,363
	Number of Shares	Value†

Switzerland — (continued)
Nestle S.A.	95,670	$12,438,886
		33,641,583
United Kingdom — 19.3%
Ashtead Group PLC	96,762	6,092,563
Diageo PLC	242,488	12,300,101
Halma PLC	263,963	8,636,108
London Stock Exchange Group PLC	98,547	10,276,541
RELX PLC	429,060	13,351,384
Rentokil Initial PLC	1,431,785	9,862,822
		60,519,519
United States — 5.7%
Mastercard, Inc., Class A	38,335	13,700,162
Mondelez International, Inc., Class A	69,936	4,390,582
		18,090,744
TOTAL COMMON STOCKS (Cost $281,253,399)		295,035,310

SHORT-TERM INVESTMENTS — 4.4%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 0.230%) (Cost $13,755,925)	13,755,925	13,755,925
TOTAL INVESTMENTS — 98.3% (Cost $295,009,324)		$308,791,235
Other Assets & Liabilities — 1.7%		5,186,224
TOTAL NET ASSETS — 100.0%		$313,977,459

†	See Security Valuation Note in the most recent semi-annual or annual report.
*	Non-income producing security.
AB— Aktiebolag.
AG— Aktiengesellschaft.
N.V.— Naamloze Vennootschap.
PLC— Public Limited Company.
S.A.— Societe Anonyme.
S.A.B. de C.V.— Sociedad Anonima de Capital Variable.
S.E.— Societas Europaea.
Country Weightings as of 3/31/2022††
United Kingdom	21%
Canada	14
France	12
Switzerland	11
Japan	8
Netherlands	7
United States	6
Other	21
Total	100%
††	% of total investments as of March 31, 2022.

Penn Series Funds, Inc.
Schedule of Investments — March 31, 2022 (Unaudited)
International Equity Fund
COMMON STOCKS INDUSTRY DIVERSIFICATION	% of Market Value	Value†
Aerospace & Defense	2.1%	$6,301,903
Apparel	2.1	6,297,137
Auto Manufacturers	1.7	4,871,996
Beverages	4.2	12,300,101
Chemicals	3.2	9,503,304
Commercial Services	15.2	44,682,075
Computers	9.3	27,258,402
Distribution & Wholesale	2.3	6,752,561
Diversified Financial Services	8.1	23,976,703
Electronics	5.4	15,939,213
Entertainment	1.7	5,089,892
Food	6.9	20,444,420
Healthcare Products	8.7	25,718,930
Healthcare Services	5.1	15,077,956
Internet	0.6	1,717,046
Machinery — Construction & Mining	2.5	7,418,064
Machinery — Diversified	1.5	4,535,011
Media	3.8	11,203,057
Retail	3.1	9,103,651
Semiconductors	2.0	5,974,480
Software	5.9	17,362,324
Transportation	4.6	13,507,084
	100.0%	$295,035,310
2